Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 675,684
Net cash provided by financing activities	220,566	$ 112,750
Net cash used in operating activities	239,767	110,245
Decrease in cash	19,201	$ (2,505)
Convertible debt	$ 750,000